Transactions with Parties in Interest (Details) - Corporate stocks - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	14,670,720	15,721,674
Dividend income	$ 31,299,889	$ 32,895,470